Consolidated Statements Of Changes In Shareholders' (Deficit)/Equity ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Variable Interest Entity, Primary Beneficiary [Member] CNY (¥)	Ordinary shares CNY (¥) shares	Treasury shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated other comprehensive (loss)/income CNY (¥)	Accumulated deficit CNY (¥)	Common Class A [Member] shares	Common Class A [Member] IPO [Member] CNY (¥)	Common Class A [Member] Coatue PE Asia Twenty Six LLC [Member] CNY (¥)	Common Class A [Member] Ordinary shares IPO [Member] CNY (¥) shares	Common Class A [Member] Ordinary shares Coatue PE Asia Twenty Six LLC [Member] CNY (¥) shares	Common Class A [Member] Treasury shares Variable Interest Entity, Primary Beneficiary [Member] shares	Common Class A [Member] Additional paid-in capital IPO [Member] CNY (¥)	Common Class A [Member] Additional paid-in capital Coatue PE Asia Twenty Six LLC [Member] CNY (¥)	Common Class B [Member] CNY (¥) shares	Common Class B [Member] TECHWOLF LIMITED [Member] CNY (¥)	Common Class B [Member] Ordinary shares CNY (¥) shares	Common Class B [Member] Ordinary shares TECHWOLF LIMITED [Member] CNY (¥) shares	Common Class B [Member] Additional paid-in capital CNY (¥)	Common Class B [Member] Additional paid-in capital TECHWOLF LIMITED [Member] CNY (¥)
Balance (in shares) at Dec. 31, 2018 | shares				100,080,000
Balance (in shares) at Dec. 31, 2018 | shares					9,920,000
Balance at Dec. 31, 2018	¥ (986,166)			¥ 62	¥ 0		¥ (6,202)	¥ (980,026)
Net loss	(502,055)		¥ (464,373)					(502,055)
Foreign currency translation adjustments	25,354						25,354
Share-based compensation	34,250					¥ 34,250
Accretion on convertible redeemable preferred shares to redemption value	¥ (232,319)					(34,250)		(198,069)
Cancellation of ordinary shares, Shares | shares					(9,920,000)
Balance (in shares) at Dec. 31, 2019 | shares	100,080,000	100,080,000		100,080,000
Balance (in shares) at Dec. 31, 2019 | shares					0
Balance at Dec. 31, 2019	¥ (1,660,936)			¥ 62	¥ 0	0	19,152	(1,680,150)
Net loss	(941,895)		(303,061)					(941,895)
Foreign currency translation adjustments	(149,539)						(149,539)
Share-based compensation	124,105					124,105
Accretion on convertible redeemable preferred shares to redemption value	¥ (283,981)					(283,981)
Issuance of ordinary shares, Shares | shares													4,122,853
Issuance of ordinary shares, Value											¥ 78,998		¥ 3			¥ 78,995
Issuance of Class B ordinary shares to TECHWOLF LIMITED, Shares | shares																				24,780,971
Issuance of Class B ordinary shares to TECHWOLF LIMITED, Value																		¥ 533,131		¥ 16		¥ 533,115
Issuance of Treasury shares, Shares | shares														3,657,853
Balance (in shares) at Dec. 31, 2020 | shares				128,983,824					7,875,787								121,108,037
Balance (in shares) at Dec. 31, 2020 | shares	3,657,853	3,657,853			3,657,853
Balance at Dec. 31, 2020	¥ (2,300,117)			¥ 81	¥ 0	452,234	(130,387)	(2,622,045)
Net loss	(1,071,074)	$ (168,074)	¥ 551,133					(1,071,074)
Foreign currency translation adjustments	(127,378)	(19,988)					(127,378)
Share-based compensation	417,284					417,284
Accretion on convertible redeemable preferred shares to redemption value	(164,065)	$ (25,745)				(164,065)
Issuance of ordinary shares, Shares | shares												110,400,000
Issuance of ordinary shares, Value										¥ 6,406,872		¥ 70			¥ 6,406,802
Issuance of Class B ordinary shares to TECHWOLF LIMITED, Shares | shares																				24,745,531
Issuance of Class B ordinary shares to TECHWOLF LIMITED, Value																		¥ 1,506,362		¥ 16		¥ 1,506,346
Repurchase and cancellation of ordinary shares, Shares | shares																			(1,181,339)
Repurchase and cancellation of ordinary shares, Value																	¥ (42,264)		¥ (1)		¥ (42,263)
Conversion of convertible redeemable preferred shares, Shares | shares				551,352,134					551,352,134
Conversion of convertible redeemable preferred shares, Value	¥ 5,854,661			¥ 353		5,854,308
Issuance of ordinary shares for share award plan | shares					27,786,070
Exercise of share options, Shares | shares	54,385,484	54,385,484		54,385,484	(10,346,053)
Exercise of share options, Value	¥ 193,775			¥ 35		193,740
Balance (in shares) at Dec. 31, 2021 | shares				868,685,634					727,855,233								140,830,401
Balance (in shares) at Dec. 31, 2021 | shares	21,097,870	21,097,870			21,097,870
Balance at Dec. 31, 2021	¥ 10,674,056	$ 1,674,993		¥ 554		¥ 14,624,386	¥ (257,765)	¥ (3,693,119)